Expense Example - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822